Portfolio of Investments
Nuveen Managed Allocation Fund August 31, 2024
1
See Notes to Portfolio of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.7%
38,680,233
Nuveen Core Plus Bond Fund, Class R6 $ 360,499,768
TOTAL FIXED INCOME 360,499,768
INTERNATIONAL EQUITY—21.0%
3,886,768
Nuveen Emerging Markets Equity Fund, Class R6 32,299,039
5,587,815
Nuveen International Equity Fund, Class R6 82,196,761
3,123,117
Nuveen International Opportunities Fund, Class R6 49,032,935
2,347,727
Nuveen Quant International Small Cap Equity Fund, Class R6 26,834,522
TOTAL INTERNATIONAL EQUITY 190,363,257
U.S. EQUITY—39.2%
3,258,762
Nuveen Core Equity Fund, Class R6 52,335,725
800,091
Nuveen Dividend Growth Fund, Class R6 52,309,955
3,361,545
Nuveen Dividend Value Fund, Class R6 54,154,493
1,845,195
Nuveen Growth Opportunities ETF 58,787,913
2,100,533
Nuveen Large Cap Growth Fund, Class R6 58,415,815
2,331,970
Nuveen Large Cap Value Fund, Class R6 54,241,617
566,402
Nuveen Quant Small Cap Equity Fund, Class R6 11,424,333
867,601
Nuveen Quant Small/Mid Cap Equity Fund, Class R6 13,760,154
TOTAL U.S. EQUITY 355,430,005
TOTAL AFFILIATED INVESTMENT COMPANIES 906,293,030
(Cost $739,843,660)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$793,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 793,000
TOTAL REPURCHASE AGREEMENT 793,000
TOTAL SHORT-TERM INVESTMENTS 793,000
(Cost $793,000)
TOTAL INVESTMENTS—100.0% 907,086,030
(Cost $740,636,660)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (82,081)
NET ASSETS—100.0% $ 907,003,949
ETF Exchange Traded Fund
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $793,469 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/26, valued at $809,067.

Notes to Portfolio of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $906,293,030 $— $— $906,293,030
Short-term investments — 793,000 — 793,000
Total $906,293,030 $793,000 $— $907,086,030
1 1 1 1 1
A12453-D (10/24)